Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

NOTE 23—SUBSEQUENT EVENTS

Bridge Facility

On December 21, 2012, Greenwood opened a securities intermediary account, which provides for a securities intermediary to hold Greenwood’s life insurance policies on its behalf. On March 27, 2013, Greenwood, as issuer, and the Company and OLIPP IV, LLC, as guarantors, entered into an indenture with Wilmington Trust Company, as indenture trustee, under which an aggregate principal amount of $45 million in senior secured bridge notes were issued (the “Bridge Facility”).

Interest under the Bridge Facility accrues at 12% per annum for the first nine months from the issue date, and increases by 600 basis points thereafter to 18% per annum. Up to 25% of the net proceeds from the Bridge Facility after transaction expenses may be used by the Company for general corporate purposes, including for premium payments on life insurance policies not owned by Greenwood, with the balance used to pay fees and expenses associated with the Bridge Facility and for premiums on life insurance policies owned by Greenwood. The Bridge Facility is guaranteed by the Company and secured by the cash on account at Greenwood and its portfolio of life insurance policies. The Bridge Facility is also secured by pledges of the equity interests of Greenwood’s direct parent and each subsidiary of the Company, other than its licensed life settlement provider, that holds life insurance policies that are not subject to the subrogation rights of the Company’s lender protection insurance carrier.

Notes under the Bridge Facility were issued at 92% of their face amount and are pre-payable at par at any time. The Bridge Facility is subject to mandatory prepayment provisions upon the issuance of additional debt, equity raises and asset sales. Mandatory prepayments are generally at par although certain asset sales or a change of control each trigger a mandatory prepayment obligation at 109%. The Bridge Facility requires the maintenance of a 2 times asset coverage ratio and six months of cash on hand to pay interest on the Bridge Facility and premiums on life insurance policies owned by Greenwood. Upon a failure to maintain requisite cash on hand, the Company may be obligated to sell policies to repay the lenders under the Bridge Facility. There can be no assurance, however, that we will be able to obtain capital on more favorable terms or at all.

As of December 31, 2012, OLIPP IV (“OLIPP”) contributed 191 life settlements with an estimated fair value of approximately $104.6 million to Greenwood. In accordance with ASC 810, Consolidation, the Company determined that OLIPP was the primary beneficiary of Greenwood having a controlling financial interest in the variable interest entity and therefore, the Company will consolidate Greenwood in its financial statements beginning in the first quarter of 2013.

21st Services, LLC (“21st Services”) and AVS Underwriting LLC (“AVS”)

On January 22, 2013, 21st Services announced significant revisions to its underwriting methodology. On February 4, 2013, 21st Services then announced that it was correcting errors discovered in its revised methodology. According to the provider, these revisions have generally been understood to lengthen the average reported life expectancy furnished by 21st Services by 19% and, accordingly, will likely negatively impact the valuation of the Company’s portfolio of life insurance policies. However, the Company has not received life expectancy reports from 21st Services that utilize its revised methodology and the fair value of the Company’s portfolio of life insurance policies at December 31, 2012 does not take into account changes to life expectancy estimates that may result from 21st Services updated methodology. While the Company is still evaluating the general impact that these revisions might have on the value of its portfolio, the Company may determine to cease utilizing, or adjust the weighting of, 21st Services reports as an input into its fair value model in future periods as market practice responds to the adjusted methodology. Additionally, the Company’s other life expectancy provider, AVS Underwriting LLC (“AVS”), filed for federal bankruptcy protection under Chapter 11 on February 12, 2013. The Company cannot, at this time, predict what impact the bankruptcy filing will have on the Company’s ability to procure life expectancy reports from AVS in the future, AVS’s ability to continue its operations or whether other market participants will continue to use AVS life expectancy reports for valuation purposes going forward. As a result of these developments, the Company may need to adjust the application of life expectancy reports in its fair value methodology or source reports from different life expectancy providers in future periods, which could have a material impact on the Company’s fair value calculations.